BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
BALANCE SHEETS [Abstract]
Net allowance for doubtful accounts on trade receivables	$ 42		$ 49
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	11,672,916	11,672,916	11,641,758	11,641,758
Ordinary shares, shares outstanding	11,672,916	11,672,916	11,641,758	11,641,758